Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (18,558,028)	$ (15,947,164)	$ (21,613,737)	$ (18,399,322)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	580,366	394,708	575,717	322,029
Inventory reserve	(92,488)	(22,431)	(50,532)	(31,659)
Stock-based compensation	511,929	1,232,149	1,247,481	1,593,947
Non-cash interest expense related to credit facility and other financing activities	29,425	23,983	45,788	100,005
Gain on sale of fixed assets				(30,662)
Increase/(decrease) in cash resulting from changes in:
Accounts receivable, net	(283,028)	(1,004,403)	(1,064,457)	(94,769)
Inventory	9,692	(203,630)	100,875	(168,115)
Prepaid expenses and other current assets	277,720	431,355	518,863	494,734
Accounts payable	413,662	508,176	349,932	332,732
Accrued liabilities	497,119	671,407	236,927	165,543
Accrued interest	(241,034)	71,417	78,649	55,444
Deferred rent	(82,329)	(52,143)	(76,232)	(36,965)
Net cash used in operating activities	(16,936,994)	(13,896,576)	(19,650,726)	(15,697,058)
Cash Flows from Investing Activities:
Proceeds from sale of fixed assets				30,662
Purchases of fixed assets	(145,253)	(1,055,549)	(1,400,180)	(482,065)
Net cash used in investing activities	(145,253)	(1,055,549)	(1,400,180)	(451,403)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants	25,688,205	10,583,898	13,505,094	13,771,301
Proceeds from exercise of common stock warrants	0	7,498,535	7,498,535
Net proceeds from sale-leaseback transaction			150,848
Payments on equipment financings	(160,111)	(109,811)	(166,348)	(86,227)
Payments on supplier and other third-party financings	(438,290)	(314,270)	(465,279)	(510,123)
Payments on credit facility	(1,197,968)	(1,436,534)	(1,934,665)	(1,238,487)
Net cash provided by financing activities	23,891,836	16,221,818	18,588,185	11,936,464
Net increase (decrease) in Cash	6,809,589	1,269,693	(2,462,721)	(4,211,997)
Cash at Beginning of Period	2,146,611	4,609,332	4,609,332	8,821,329
Cash at End of Period	8,956,200	5,879,025	2,146,611	4,609,332
Cash paid during the period for:
Interest	379,587	285,260	358,471	358,632
Income taxes	$ 739	$ 5,023	$ 5,273	$ 2,053